CHAPTER 11 FILING AND EMERGENCE FROM BANKRUPTCY (Reorganization Items, Net) (Details) - USD ($) $ in Thousands		3 Months Ended													12 Months Ended
	Aug. 05, 2014	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Liabilities Subject To Compromise And Reorganization Items [Line Items]
Trustee fees		$ 30				$ 140									$ 217	$ 2,751	$ 3,006
Professional fees		283				3,227									8,027	112,678	62,823
Provision for post-petition interest on debt facilities																15,416
Deferred financing fees write-off																	4,603
2004 Stock Incentive Plan																1,796
Other claims adjustments						120									(192)	13,895	216
Reorganization Items, net		(17,910)	$ 1,708	$ 1,420	$ 1,437	3,487	$ 6,338		$ 49,756		$ 86,123		$ 29,256		8,052	171,473	327,170
Bankruptcy claims, amount of claims settled			15,000												15,000
Professional fees															2,782	15,258	14,950
Payments for restructuring		526				6,096									18,068	443,296	65,949
Interest expense		$ 22,659	$ 26,644	$ 29,191	$ 28,931	$ 28,569	$ 28,746	[1]	$ 29,111	[1]	$ 174,511	[1]	$ 123	[1]	113,335	232,491	350
Greylock Partners LLC [Member]
Liabilities Subject To Compromise And Reorganization Items [Line Items]
Professional fees															$ 1,083
Rejected executory contracts [Member]
Liabilities Subject To Compromise And Reorganization Items [Line Items]
Debtor Reorganization Items, Provision for Expected Allowed Claims																6,864	256,522
Debt facilities [Member]
Liabilities Subject To Compromise And Reorganization Items [Line Items]
Debtor Reorganization Items, Provision for Expected Allowed Claims																247,936
Reorganization Items, net																24,264
Other claims [Member]
Liabilities Subject To Compromise And Reorganization Items [Line Items]
Debtor Reorganization Items, Provision for Expected Allowed Claims																1,073
Lawsuit and other subordinated claims [Member]
Liabilities Subject To Compromise And Reorganization Items [Line Items]
Debtor Reorganization Items, Provision for Expected Allowed Claims																$ 17,000
Contract Termination [Member]
Liabilities Subject To Compromise And Reorganization Items [Line Items]
Reorganization Items, net																	$ 248,839
Interest expense	$ 7,453

[1]	Interest expense of $73,637 for the Unsecured Revolving Credit Facility and interest expense of $73,660 for the Unsecured Senior Notes relating to post-petition contractual interest (which includes default interest) were recorded in the second quarter.